Inventories (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Inventories
Raw materials	$ 6,037,481	$ 4,044,871
Work-in-process	1,570,095	284,610
Finished goods	29,264,071	273,059
Total current inventories	$ 36,871,647	$ 4,602,540	$ 1,806,837